Commitment and contingencies	12 Months Ended
Dec. 31, 2023
Commitment and contingencies.
Commitment and contingencies

20.         Commitment and contingencies

Commitment by guarantor

a.

In April 2021, GACN issued long-term debt securities for Ps.1,000,000 and Ps.2,500,000 for 5 and 7 years, respectively, under a new program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated EBITDA.

b.

In March 2022, GACN issued long-term sustainability-linked notes securities for Ps.1,700,000 and Ps.2,300,000 for 5 and 7 years, respectively, under the program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated (EBITDA).

c.

In March 2023, GACN issued long-term sustainability-linked notes securities for Ps.640,000 and Ps.2,560,000 for 3.4 and 7 years, respectively, under the program registered in 2021. The issues are guaranteed by Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated (EBITDA).

Contingencies

I.	Property Tax

In the past, various municipalities initiated certain administrative enforcement procedures against the Company for tax credits for property taxes on the real estate where the airports of said cities are located. The airports have filed nullity claims against said procedures, which are pending of resolution and are detailed below.

Acapulco Airport:

In February 2019, the Municipal Inspection Directorate notified the Acapulco Airport, S.A. de C.V. (“Acapulco Airport”) in a letter addressed to the Mexican Airport and Auxiliary Services Agency (“ASA”) requiring proof of payment of Ps.27,012 (period from the first quarter of 1996 to the first quarter of 2019) for property tax. In response to the request, the Acapulco Airport presented clarifying briefs to the authority informing them that it was not properly addressed to ASA.

In May 2019, the Secretariat of Administration and Finance announced the agreement of the explanatory documents presented by the Acapulco Airport and noted that, having acquired the airport concession, the Acapulco Airport considered itself jointly and severally liable with respect to the tax credit required from ASA, so it was appropriate to require payment of the debt. A nullity claim was filed against this resolution and the Secretary of Infrastructure Communications and Transportation (SCT) was also called to trial as an interested third party.

In May 2019, the Municipal Inspection Directorate presented a notification at the Acapulco Airport’s legal domicile, that directly attributed the tax credit indicated in subsection A) above to the Acapulco Airport and required payment of Ps.27,012 (period from the 1st two-month period of 1996 to the 1st two-month period of 2019) for property tax. A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party. On November 4, 2022, the Regional Chamber resolved the accumulation of the files to resolve them in the same sentence.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuits are still in effect, since the judgment on the merits to resolve these cases is still pending. However, in the event that the resolution of the trial is not favorable to the Acapulco Airport, it is considered that the economic repercussion of the trial would be borne by the Federal Government, by virtue of the foregoing and given that the Acapulco Airport estimates an unfavorable resolution to be unlikely, it has not recorded any provision in relation to these lawsuits.

Culiacán Airport:

In November 2018, the Revenue Department of the Municipal Treasury of Culiacán in the State of Sinaloa notified a resolution that determined Aeropuerto de Culiacán, S.A. de C.V. (“Culiacán Airport”) a tax credit in the amount of Ps.5,764 for urban property tax for the periods from the 4th quarter of 2013 to the 3rd quarter of 2018.

A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party.

On January 17, 2024, the judgment was issued, determining the nullity of the challenged resolution in favor of the Culiacan Airport, determining that it is exempt from the payment of property tax, since it is a public property of the Federation.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuit is still in force, since the judgment on the merits to resolve these cases is still pending.

However, in case the resolution of the trial is not favorable for the Culiacán Airport, it is estimated that the economic repercussion of the trial would be borne by the Federal Government, due to the above and given that the Culiacán Airport considers it unlikely to obtain an unfavorable resolution, has not recorded any provision in relation to these demands.

II.	Conflict related with ownership of certain lands

Ciudad Juárez Airport

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez Airport initiated legal proceedings against the Aeropuerto de Ciudad Juárez, S.A. de C.V. (“Ciudad Juárez Airport”) to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120 million.

Within the trial, the Company challenged the claims of the claimant based on the legitimacy of the possession derived from the Concession Title granted by the Ministry of Infrastructure, Communications and Transportation. The Ministry of Infrastructure Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the local court in Ciudad Juárez ruled that the claims against the Ciudad Juárez Airport are inadmissible, and on October 21, 2017, the claimants filed an appeal before the Appellate Court in Chihuahua against the court’s determination. On July 31, 2017, the First Civil Court overturned the lower court’s decision and ruled in favor of the plaintiffs, requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit.

The Mexican government filed a direct claim to appeal the decision, and on May 3, 2018, a favorable decision was issued, revoking the appealed decision, pursuant to which the claimant must return the title and payments claimed. The decision of the amparo trial was also favorable to the Ciudad Juárez Airport as co-defendant.

On May 25, 2018, the First Civil Chamber in Chihuahua issued, in compliance with the execution of the amparo decision, a new decision absolving the defendants of the payments claimed.

This decision was appealed by the claimant in a direct amparo trial, requesting the Supreme Court of Justice of the Nation (“SCJN”) to resolve the matter definitively by exercising its authority to assert jurisdiction. However, the SCJN resolved not to exercise the power of attraction to hear the matter and ordered the return to the Collegiate Court for the resolution of the amparo trial.

On January 2, 2020, the First Collegiate Circuit Court in Chihuahua issued the judgment in the amparo trial promoted by the plaintiff and denied the amparo requested by the plaintiff. Against the sentence, the plaintiff filed the appeal for review and the Collegiate Court ordered the file to be forwarded to the SCJN for resolution of the appeal.

The session of the appeal for review before the SCJN was held on November 24, 2021, resolving the appeal to the effect that the First Collegiate Circuit Court in Chihuahua proceeds again to the analysis of the concepts of violation of the direct constitutional relief filed by the Creel estate. The resolution by the First Collegiate Circuit Court in Chihuahua is pending.

In compliance with the amparo judgment, on May 3, 2023, the First Civil Chamber of the Superior Court of Justice of the State of Chihuahua issued a new judgment in the appeal filed by the plaintiff, with a favorable result for the Ciudad Juarez Airport and other defendants.

The new judgment issued in the appeal confirmed the challenged First Instance Judgment (issued by the Third Civil Judge of the Bravos Judicial District, in the Ordinary Civil trial, currently called First Civil Court of the same District, under file number 1453/1995), determining that the property claimed by the plaintiff is destined to a public service and as long as it is not disaffected from such purpose, the reivindicatory action does not proceed.

The plaintiff challenged the appellate judgment, and it is currently pending resolution in the Collegiate Circuit Court.

As of the date of the consolidated financial statements, the contingencies are maintained since there is still no decision to resolve the trial. However, in the event that the judgment is not favorable to the Ciudad Juarez Airport, the economic impact of the trial will be borne by the Mexican government, as established in the concession title. The Ciudad Juárez Airport has not recorded any provision in connection to these claims given that it does not expect an economic impact, even in case of an unfavorable resolution.

Monterrey Airport

By means of an initial statement of claim dated May 18, 2023, the Estate of Manuel Garza Lagüera (the “Garza Lagüera Estate”) sued the Monterrey Airport, the Federal Government through the Ministry of Infrastructure, Communications and Transportation through the AFAC and others, several benefits in which it claimed the nullity of several legal acts by which the Airport acquired the property of certain plots of land (currently owned by the AFAC), its restitution and payment of damages.

Aeropuerto de Monterrey, S.A. de C.V., appeared at the trial and filed its answer to the lawsuit on August 10, 2023. The trial was suspended due to the processing of a plea of lack of jurisdiction by territory and subject matter, filed by Monterrey Airport.

Durango Airport

On March 5, 2020, the Company was notified of the lawsuit filed against Aeropuerto de Durango, S.A. de C.V. (“Aeropuerto de Durango“), the Ministry of Infrastructure, Communications and Transportation, the Government of the State of Durango and the Ministry of Agrarian, Territorial and Urban Development. The plaintiff sued for the nullity of the expropriation decree dated September 8, 1975, which affected an area of 40 hectares of the Durango Airport and claims the payment of compensation for the affected area, as well as the payment of damages for the undue use of the property.

The trial hearing was held with the appearance of the parties and the evidentiary stage of the trial is pending. As of the date of the financial statements, the contingency is still in effect because the trial is still pending the judgment on the merits of the case. In the event that the resolution of the lawsuit is not favorable to Durango Airport, it is considered that the economic impact of the lawsuit will be borne by the Federal Government, as established in the concession title. Durango Airport has not recorded any provision in connection with this lawsuit.

Reynosa Airport

On October 16, 2020, the Company was notified of the lawsuit filed against the AFAC, in which Aeropuerto de Reynosa, S.A. de C.V. (“Aeropuerto de Reynosa“) was called as interested third party. The nullity of the administrative resolution dated February 7, 2020, issued by the AFAC in the Appeal for Review filed by the plaintiff is demanded in order for the AFAC to study the plaintiff’s petition and recognize that the legal requirements for the reversion of the expropriation of 2.6 hectares included in the expropriation decrees of 1970 and 1971 have been met.

Reynosa Airport appeared in the lawsuit and is awaiting the conclusion of the pleadings stage of the proceeding. The lawsuit does not include a financial claim; however, the contingency is maintained until the final judgment in the annulment lawsuit is issued and the challenged resolution is confirmed or, if applicable, a judgment is issued, the effects of which must be complied with by the AFAC.

III.Tax on Assets

Pursuant to the provisions of the Third Transitory Article of the Single Rate Business Tax Law, Aeropuerto de Monterrey, S.A. de C.V. (the “Airport”) on December 20, 2019, and December 16, 2020, respectively, requested a refund of the tax on asset it had paid in prior years.

On September 16, 2020, the Airport challenged the denial of the refund requested with respect to the 2018 fiscal year, which was resolved in favor of the Airport’s interests by the Federal Court of Administrative Justice. declaring the nullity of the challenged resolution to the effect that the amount requested for reimbursement be duly authorized.

Currently, compliance with the ruling is pending for the authority to refund the amount of asset tax paid.

Aeropuerto de Monterrey, S.A. de C.V. maintains an asset in the amount of Ps.9,846 in relation to amounts paid for tax on asset and corresponding to refunds for fiscal year 2018. Since the Airport estimates that an unfavorable resolution is unlikely, it has not recorded any provision in relation to the recoverable amount of asset tax.